UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21800

Name of Fund: BlackRock World Investment Trust (BWC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock World Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock World Investment Trust (BWC) (Percentages shown are based on Net Assets)

Shares		Description	Value

		LONG-TERM INVESTMENTS—94.6%
		Common Stocks—94.0%
		Australia—2.5%
951,200		Lion Nathan Ltd.	$8,112,561
320,800		QBE Insurance Group Ltd.	8,141,719
169,300		Sims Group Ltd.	4,363,405

		Total Australia	20,617,685

		Belgium—0.8%
140,300		Belgacom S.A.	6,861,078

		Brazil—2.4%
68,000		Aracruz Celulose S.A. (ADR)	4,883,080
121,200		Bovespa Holding S.A.	1,770,802
266,900	[1]	Cia Energetica de Minas Gerais (ADR)	4,251,717
80,200		Petroleo Brasileiro S.A. (ADR)	8,913,428

		Total Brazil	19,819,027

		Canada—2.7%
246,000	[1]	Barrick Gold Corp.	12,680,717
19,600		Potash Corp. of Saskatchewan	2,761,248
166,200		TELUS Corp.	7,223,712

		Total Canada	22,665,677

		China—0.7%
42,900	[1]	PetroChina Co. Ltd. (ADR)	6,101,667

		Finland—1.3%
149,115		Fortum Oyj	6,045,098
75,800		Wartsila Oyj, B Shares	4,875,745

		Total Finland	10,920,843

		France—2.5%
40,400		Alstom	8,158,293
170,900		AXA S.A.	5,869,972
98,200		Total S.A.	7,146,848

		Total France	21,175,113

		Germany—5.6%
47,300		E.ON AG	8,710,629
90,900		Fresenius Medical Care AG & Co. KGaA	4,676,815
96,000		Hannover Rueckversicherung AG	4,292,421
35,600		K+S AG	9,005,566
56,300		Linde AG	7,346,281
46,700		RWE AG	5,732,716
52,400		Siemens AG	6,754,422

		Total Germany	46,518,850

		Greece—0.7%
185,850		Piraeus Bank S.A.	5,972,137

		Hong Kong—3.3%
502,700		China Mobile Ltd.	7,411,406
839,100		China Resources Power Holdings Co.	2,009,906
348,500		Esprit Holdings Ltd.	4,538,675
775,300		Hang Lung Properties Ltd.	3,069,391
720,600		Kerry Properties Ltd.	4,857,792
1,927,800		New World Development Co. Ltd.	5,902,997

		Total Hong Kong	27,790,167

		Indonesia—0.5%
1,333,400		PT Astra Intl. Tbk	3,929,611

		Israel—1.1%
418,500		Partner Communications (ADR)	8,683,875

		Italy—2.7%
1,466,000		AEM S.p.A.	5,893,691
693,000		Enel S.p.A.	7,697,198
279,200		Eni S.p.A.	9,027,238

		Total Italy	22,618,127

		Japan—6.5%
820,200		Bank of Yokohama Ltd. (The)	5,374,669
103,200		Daito Trust Construction Co. Ltd.	5,606,355
56,400		Fanuc Ltd.	5,005,610
519,100		ITOCHU Corp.	4,798,559
350		Japan Real Estate Investment Corp. (REIT)	4,094,980
270,000		Konica Minolta Holdings, Inc.	4,351,072
27,900		Nintendo Co. Ltd.	14,108,560
544,000		Shizuoka Bank Ltd. (The)	6,015,761

Shares		Description	Value

		Japan— (cont’d)
336,000		Sumitomo Corp.	$4,695,338

		Total Japan	54,050,904

		Luxembourg—1.5%
97,700	[1]	ArcelorMittal	6,486,303
115,818		Oriflame Cosmetics S.A.	6,357,445

		Total Luxembourg	12,843,748

		Netherlands—2.1%
60,900		Akzo Nobel N.V.	4,505,313
37,300		InBev N.V.	3,041,650
34,600		Nutreco Holding N.V.	2,230,751
222,220		Unilever N.V.	7,246,604

		Total Netherlands	17,024,318

		Norway—3.4%
84,900		Fred Olsen Energy ASA	4,226,541
256,000		Orkla ASA	3,389,128
417,600		Yara Intl. ASA	20,306,419

		Total Norway	27,922,088

		Philippines—1.0%
112,700		Philippine Long Distance Telephone Co. (ADR)	8,480,675

		Russia—0.7%
116,500		Gazprom OAO (ADR)	5,673,259

		Singapore—2.6%
1,212,599		CapitaLand Ltd.	5,134,935
461,000		Singapore Airlines Ltd.	5,077,869
2,182,035		Singapore Telecommunications Ltd.	5,683,428
466,538		United Overseas Bank Ltd.	5,801,430

		Total Singapore	21,697,662

		Spain—1.2%
162,700		Gestevision Telecinco S.A.	3,510,910
201,900		Repsol YPF S.A.	6,457,177

		Total Spain	9,968,087

		Sweden—0.1%
39,300		Skanska AB, B Shares	676,235

		Switzerland—3.2%
166,200		ABB Ltd. (ADR)	4,155,000
41,000		Alcon, Inc.	5,822,000
15,400		Nestle S.A.	6,894,506
25,300		Roche Holding AG	4,593,753
20,200		Syngenta AG	5,327,093

		Total Switzerland	26,792,352

		Taiwan—0.7%
650,033		Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,032,306

		United Kingdom—8.0%
449,200		Arriva Plc	6,619,582
1,490,800		Cobham Plc	5,528,859
180,253		De La Rue Plc	3,265,224
360,500		Diageo Plc	7,277,098
314,400		ICAP Plc	4,256,552
112,800		Imperial Tobacco Group Plc	5,517,612
2,000,000		Legal & General Group Plc	5,294,746
330,100		National Express Group Plc	7,779,637
250,000		Scottish & Southern Energy Plc	7,617,787
183,333		Smiths Group Plc	3,658,821
288,800		Vodafone Group Plc (ADR)	10,050,240

		Total United Kingdom	66,866,158

		United States—36.2%
105,800	[1]	Abbott Laboratories	5,956,540
476,700	[1]	Alaska Communications Systems Group, Inc.	6,692,868
95,300	[1]	Altria Group, Inc.	7,225,646
122,000	[1]	American Electric Power Co., Inc.	5,225,260
102,000	[1]	Aon Corp.	4,439,040
42,400	[1]	Apple, Inc.	5,739,264
183,100	[1]	Archer Daniels Midland Co.	8,065,555
115,900	[1]	AT&T, Inc.	4,460,991
98,100		Baxter Intl., Inc.	5,958,594

1

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

		United States— (cont’d)
96,900	[1]	Becton Dickinson & Co.	$8,384,757
242,000	[1]	Bristol-Myers Squibb Co.	5,611,980
162,900		Broadcom Corp.	3,596,832
44,800		C.R. Bard, Inc.	4,326,336
144,900	[1]	Chevron Corp.	12,244,050
167,900	[1]	Cisco Systems, Inc.	4,113,550
6,500		CME Group, Inc.	4,022,850
97,800		Colgate-Palmolive Co.	7,530,600
88,100	[1]	ConocoPhillips	7,076,192
189,800	[1]	CVS Caremark Corp.	7,415,486
54,000	[1]	Diamond Offshore Drilling, Inc.	6,098,220
167,702	[1]	Dominion Resources, Inc.	7,211,186
145,700	[1]	Exxon Mobil Corp.	12,588,480
87,900	[1]	FPL Group, Inc.	5,667,792
9,900	[1]	Google, Inc.	5,586,570
129,700		H.J. Heinz Co.	5,520,032
44,700		Intl. Business Machines Corp.	4,798,098
50,400	[1]	Johnson & Johnson	3,188,304
127,900	[1]	Kellogg Co.	6,126,410
135,100	[1]	Loews Corp. - Carolina Group	11,095,763
86,000	[1]	McDonald’s Corp.	4,605,300
198,900	[1]	Merck & Co., Inc.	9,205,092
91,200	[2]	MGM Mirage	6,677,664
349,050	[1]	Microsoft Corp.	11,379,030
96,000		Molson Coors Brewing Co.	4,288,320
180,000		Motorola, Inc.	2,075,400
104,100		Nike, Inc.	6,429,216
118,300		Occidental Petroleum Corp.	8,029,021
184,400	[1]	Pepco Holdings, Inc.	4,694,824
108,000		PepsiCo, Inc.	7,364,520
175,600		Pfizer, Inc.	4,107,284
100,400		Procter & Gamble Co.	6,621,380
125,000	[2]	Psychiatric Solutions, Inc.	3,771,250
54,500		Public Service Enterprise Group, Inc.	5,232,000
106,400		St. Jude Medical, Inc.	4,310,264
102,200		Starwood Hotels & Resorts Worldwide, Inc.	4,624,550
106,330		Stryker Corp.	7,120,920
94,400		Varian Medical Systems, Inc.	4,907,856
55,002		Waters Corp.	3,159,865
199,700	[1]	Yum! Brands, Inc.	6,821,752

		Total United States	301,392,754

		Total Common Stocks	783,094,403

		Preferred Stock—0.6%
		Germany—0.6%
111,900		Henkel KGaA, 1.62%	5,082,356

		Total Long-Term Investments (cost $750,368,373)	788,176,759

		SHORT-TERM INVESTMENTS—8.2%
		Money Market Funds—6.1%
41,353,762	[3]	Fidelity Institutional Money Market Prime Portfolio, 3.96%	41,353,762

9,770,000	[3,4,5]	BlackRock Liquidity Series, LLC, Money Market Series, 4.16%	9,770,000

		Total Money Market Funds (cost $51,123,762)	51,123,762

Principal Amount (000)

		U.S. Government and Agency Discount Notes—2.1%
$17,100	[6]	Federal Home Loan Bank Disc. Notes, 2.00%, 2/01/08	17,100,000

		Total Short-Term Investments (cost $68,223,762)	68,223,762

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS PURCHASED—0.0%
860	CVS Caremark Corp., strike price $42.50, expires 02/18/08	$4,300
540	Motorola, Inc., strike price $16, expires 04/21/08	2,700

	Total Outstanding Call Options Purchased (cost $9,640)	7,000

	Total investments before outstanding options written (cost $818,601,7757)	856,407,521

	OUTSTANDING OPTIONS WRITTEN—(1.2)%
	OUTSTANDING CALL OPTIONS WRITTEN—(1.1)%
(831)	ABB Ltd. (ADR), strike price $30, expires 02/18/08	(8,310)
(135)	Abbott Laboratories, strike price $60, expires 02/18/08	(2,025)
(10,000)	Abbott Laboratories, strike price $60.05, expires 03/20/08	(8,375)
(34,500)	Abbott Laboratories, strike price $60.15, expires 02/22/08	(10,761)
(1,100,000)	AEM S.p.A., strike price 31.50 EUR, expires 04/01/08	(30,581)
(5,500)	Akzo Nobel N.V., strike price 56 EUR, expires 03/04/08	(6,002)
(25,000)	Akzo Nobel N.V., strike price 56.50 EUR, expires 04/01/08	(48,552)
(1,460)	Alaska Communications Systems Group, Inc., strike price $15, expires 02/18/08	(18,250)
(1,460)	Alaska Communications Systems Group, Inc., strike price $15, expires 03/24/08	(49,275)
(700)	Alaska Communications Systems Group, Inc., strike price $15, expires 04/21/08	(35,000)
(35)	Alcon, Inc., strike price $155, expires 03/24/08	(6,300)
(190)	Alcon, Inc., strike price $160, expires 05/19/08	(53,200)
(3,900)	Alstom, strike price 127.69 EUR, expires 04/01/08	(91,947)
(17,700)	Alstom, strike price 155.01 EUR, expires 02/20/08	(32,670)
(28,000)	Altria Group, Inc., strike price $74, expires 03/20/08	(110,004)
(245)	Altria Group, Inc., strike price $80, expires 02/18/08	(3,553)
(315)	American Electric Power Co., Inc., strike price $50, expires 05/19/08	(9,450)
(260)	Aon Corp., strike price $45, expires 03/24/08	(34,450)
(260)	Aon Corp., strike price $47.50, expires 04/21/08	(21,450)
(130)	Apple, Inc., strike price $175, expires 03/24/08	(7,605)
(105)	Apple, Inc., strike price $185, expires 02/18/08	(420)
(375)	Aracruz Celulose S.A. (ADR), strike price $75, expires 04/21/08	(150,000)
(260)	ArcelorMittal, strike price $70, expires 03/24/08	(68,900)
(280)	ArcelorMittal, strike price $80, expires 03/24/08	(14,000)
(610)	Archer Daniels Midland Co., strike price $45, expires 03/28/08	(143,539)
(400)	Archer Daniels Midland Co., strike price $50, expires 03/24/08	(26,000)
(360,000)	Arriva Plc, strike price 8.42 GBP, expires 02/05/08	(1,823)
(370)	AT&T, Inc., strike price $40, expires 04/21/08	(43,475)

2

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(270)	AT&T, Inc., strike price $42, expires 02/20/08	$(3,351)
(25,000)	AXA S.A., strike price 28.40 EUR, expires 02/20/08	(1,542)
(22,000)	AXA S.A., strike price 29.63 EUR, expires 02/05/08	—
(451,000)	Bank of Yokohama Ltd. (The), strike price 845.62 JPY, expires 02/12/08	(572)
(590)	Barrick Gold Corp., strike price $47.50, expires 04/21/08	(404,150)
(500)	Barrick Gold Corp., strike price $50, expires 03/24/08	(230,000)
(300)	Baxter Intl., Inc., strike price $65, expires 03/24/08	(18,000)
(220)	Becton Dickinson & Co., strike price $85, expires 03/24/08	(90,200)
(315)	Becton Dickinson & Co., strike price $87.75, expires 03/26/08	(86,049)
(46,300)	Belgacom S.A., strike price 35.01 EUR, expires 04/01/08	(22,212)
(30,900)	Belgacom S.A., strike price 35.89 EUR, expires 02/05/08	(22)
(400)	Broadcom Corp., strike price $32.50, expires 02/18/08	(3,000)
(250)	C.R. Bard, Inc., strike price $95, expires 03/24/08	(130,000)
(425,000)	CapitaLand Ltd., strike price 7.25 SGD, expires 05/07/08	(55,817)
(725)	Chevron Corp., strike price $85, expires 03/24/08	(184,875)
(360)	Chevron Corp., strike price $90, expires 03/24/08	(35,100)
(251,000)	China Mobile Ltd., strike price 130.84 HKD, expires 02/12/08	(17,731)
(462,000)	China Resources Power Holdings Co., strike price 26.46 HKD, expires 02/12/08	(16)
(96,300)	Cia Energetica de Minas Gerais (ADR), strike price $21.25, expires 02/27/08	(1,184)
(500)	Cia Energetica de Minas Gerais (ADR), strike price $22.50, expires 03/24/08	(17,500)
(415)	Cisco Systems, Inc., strike price $27.50, expires 03/24/08	(14,733)
(50,000)	Cisco Systems, Inc., strike price $31.50, expires 02/22/08	(155)
(25)	CME Group, Inc., strike price $680, expires 03/24/08	(21,750)
(745,000)	Cobham Plc, strike price 2.10 GBP, expires 02/05/08	(15)
(149,000)	Cobham Plc, strike price 2.10 GBP, expires 04/01/08	(6,489)
(250)	Colgate-Palmolive Co., strike price $75, expires 03/24/08	(80,000)
(285)	Colgate-Palmolive Co., strike price $80, expires 05/19/08	(53,438)
(200)	ConocoPhillips, strike price $80, expires 03/24/08	(70,000)
(170)	ConocoPhillips, strike price $85, expires 02/18/08	(6,800)
(290)	ConocoPhillips, strike price $85, expires 03/24/08	(43,500)
(160)	CVS Caremark Corp., strike price $40, expires 02/18/08	(5,600)
(860)	CVS Caremark Corp., strike price $40, expires 03/24/08	(92,450)
(860)	CVS Caremark Corp., strike price $45, expires 02/18/08	(10,750)
(25,800)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 02/12/08	(74,077)
(31,000)	Daito Trust Construction Co. Ltd., strike price 5 JPY, expires 02/26/08	(78,560)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(144,000)	De La Rue Plc, strike price 8.53 GBP, expires 02/06/08	$(169,910)
(198,000)	Diageo Plc, strike price 11.10 GBP, expires 04/01/08	(70,791)
(60)	Diamond Offshore Drilling, Inc., strike price $150, expires 02/18/08	(900)
(110)	Diamond Offshore Drilling, Inc., strike price $155, expires 03/24/08	(1,925)
(35,000)	Dominion Resources, Inc., strike price $49.46, expires 02/22/08	(8,796)
(8,600)	E.ON AG, strike price 145.32 EUR, expires 02/05/08	(157)
(17,400)	E.ON AG, strike price 156.39 EUR, expires 04/01/08	(12,602)
(103,700)	Enel S.p.A., strike price 8.18 EUR, expires 02/05/08	(12)
(170,000)	Enel S.p.A., strike price 8.20 EUR, expires 03/19/08	(12,227)
(108,000)	Enel S.p.A., strike price 8.30 EUR, expires 04/01/08	(8,688)
(42,400)	Eni S.p.A., strike price 25.64 EUR, expires 02/05/08	(66)
(167,000)	Eni S.p.A., strike price 25.71 EUR, expires 04/01/08	(33,498)
(66,300)	Esprit Holdings Ltd., strike price 103.60 HKD, expires 05/07/08	(101,653)
(55,700)	Esprit Holdings Ltd., strike price 115.04 HKD, expires 02/12/08	(7,030)
(290)	Exxon Mobil Corp., strike price $90, expires 03/24/08	(45,675)
(370)	Exxon Mobil Corp., strike price $90, expires 04/21/08	(89,725)
(450)	Exxon Mobil Corp., strike price $95, expires 04/21/08	(46,125)
(20,000)	Fanuc Ltd., strike price 11 JPY, expires 02/26/08	(11,837)
(82,000)	Fortum Oyj, strike price 30.59 EUR, expires 02/20/08	(44,078)
(235)	FPL Group, Inc., strike price $70, expires 02/18/08	(3,525)
(250)	FPL Group, Inc., strike price $70, expires 03/24/08	(20,000)
(17,000)	Fred Olsen Energy ASA, strike price 292.52 NOK, expires 02/20/08	(6,727)
(25,000)	Fred Olsen Energy ASA, strike price 305.42 NOK, expires 03/04/08	(9,153)
(50,000)	Fresenius Medical Care AG & Co. KGaA, strike price 39.83 EUR, expires 04/01/08	(22,295)
(40,800)	Gazprom OAO (ADR), strike price $61, expires 03/04/08	(1,501)
(23,300)	Gazprom OAO (ADR), strike price $62.19, expires 04/01/08	(3,723)
(89,500)	Gestevision Telecinco S.A., strike price 19 EUR, expires 02/20/08	(1)
(35)	Google, Inc., strike price $650, expires 03/24/08	(29,750)
(39)	Google, Inc., strike price $720, expires 02/18/08	(1,657)
(450)	H.J. Heinz Co., strike price $45, expires 04/08/08	(41,787)
(180)	H.J. Heinz Co., strike price $47.50, expires 02/28/08	(1,771)
(57,000)	Hannover Rueckversicherung AG, strike price 33.61 EUR, expires 02/05/08	(1,255)
(61,600)	Henkel KGaA, 1.62%, strike price 37.06 EUR, expires 04/01/08	(29,793)
(125,000)	ICAP Plc, strike price 6.83 GBP, expires 04/01/08	(148,761)
(37,200)	Imperial Tobacco Group Plc, strike price 24.13 GBP, expires 03/04/08	(91,196)

3

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(24,800)	Imperial Tobacco Group Plc, strike price 24.60 GBP, expires 04/01/08	$(66,690)
(125)	Intl. Business Machines Corp., strike price $114, expires 02/22/08	(11,789)
(285,000)	ITOCHU Corp., strike price 1 JPY, expires 02/26/08	(3,534)
(175)	Japan Real Estate Investment Corp. (REIT), strike price 1 JPY, expires 02/26/08	(10,445)
(28,000)	Johnson & Johnson, strike price $66.50, expires 03/26/08	(14,157)
(11,000)	K+S AG, strike price 134.43 EUR, expires 02/20/08	(601,535)
(84)	K+S AG, strike price 170 EUR, expires 02/15/08	(97,742)
(396,000)	Kerry Properties Ltd., strike price 64.55 HKD, expires 02/12/08	(2,522)
(67,500)	Konica Minolta Holdings, Inc., strike price 1 JPY, expires 05/07/08	(78,894)
(800,000)	Legal & General Group Plc, strike price 1.32 GBP, expires 04/01/08	(139,384)
(8,900)	Linde AG, strike price 83.68 EUR, expires 02/06/08	(43,092)
(22,100)	Linde AG, strike price 96.06 EUR, expires 04/01/08	(78,094)
(285,000)	Lion Nathan Ltd., strike price 9.10 AUD, expires 02/12/08	(120,912)
(285,000)	Lion Nathan Ltd., strike price 9.35 AUD, expires 02/26/08	(96,964)
(160)	Loews Corp. - Carolina Group, strike price $85, expires 03/26/08	(42,566)
(375)	Loews Corp. - Carolina Group, strike price $90, expires 02/18/08	(7,500)
(210)	Loews Corp. - Carolina Group, strike price $90, expires 03/24/08	(16,275)
(860)	McDonald’s Corp., strike price $57.50, expires 03/24/08	(53,750)
(440)	Merck & Co., Inc., strike price $55, expires 04/21/08	(19,800)
(65,000)	Merck & Co., Inc., strike price $60.10, expires 02/15/08	(1)
(250)	MGM Mirage, strike price $80, expires 02/18/08	(3,750)
(250)	MGM Mirage, strike price $90, expires 03/24/08	(7,500)
(1,230)	Microsoft Corp., strike price $36, expires 03/31/08	(51,832)
(680)	Microsoft Corp., strike price $37.50, expires 02/18/08	(1,360)
(250)	Molson Coors Brewing Co., strike price $50, expires 03/24/08	(14,375)
(360)	Motorola, Inc., strike price $17.25, expires 02/22/08	(14)
(540)	Motorola, Inc., strike price $18, expires 04/21/08	(1,350)
(130,000)	National Express Group Plc, strike price 12 GBP, expires 04/01/08	(186,275)
(51,500)	National Express Group Plc, strike price 12.66 GBP, expires 02/05/08	(2,981)
(8,500)	Nestle S.A., strike price 536 CHF, expires 04/01/08	(31,984)
(675,000)	New World Development Co. Ltd., strike price 26.06 HKD, expires 05/07/08	(173,662)
(320)	Nike, Inc., strike price $60, expires 04/21/08	(134,400)
(250)	Nike, Inc., strike price $70, expires 04/21/08	(14,375)
(5,800)	Nintendo Co. Ltd., strike price 63 JPY, expires 02/12/08	(7,890)
(19,000)	Nutreco Holding N.V., strike price 46 EUR, expires 03/04/08	(31,342)
(260)	Occidental Petroleum Corp., strike price $75, expires 02/18/08	(5,850)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(390)	Occidental Petroleum Corp., strike price $75.38, expires 03/26/08	$(76,432)
(240)	Occidental Petroleum Corp., strike price $80, expires 02/18/08	(2,400)
(63,700)	Oriflame Cosmetics S.A., strike price 406.98 SEK, expires 04/01/08	(62,570)
(256,000)	Orkla ASA, strike price 89.79 NOK, expires 04/01/08	(28,051)
(626)	Partner Communications (ADR), strike price $20, expires 02/18/08	(71,990)
(168,000)	Partner Communications (ADR), strike price $21.57, expires 03/06/08	(112,711)
(210)	Pentair, Inc., strike price $112, expires 03/28/08	(65,482)
(500)	Pepco Holdings, Inc., strike price $30, expires 02/16/08	(5,000)
(165)	PepsiCo, Inc., strike price $72.50, expires 03/24/08	(10,725)
(430)	PepsiCo, Inc., strike price $75, expires 04/21/08	(23,650)
(200)	PetroChina Co. Ltd. (ADR), strike price $185, expires 02/18/08	(5,500)
(100)	PetroChina Co. Ltd. (ADR), strike price $210, expires 03/24/08	(5,000)
(240)	Petroleo Brasileiro S.A. (ADR), strike price $115, expires 04/21/08	(206,400)
(160)	Petroleo Brasileiro S.A. (ADR), strike price $120, expires 02/18/08	(24,800)
(200)	Petroleo Brasileiro S.A. (ADR), strike price $125, expires 03/24/08	(67,000)
(440)	Pfizer, Inc., strike price $23, expires 03/28/08	(44,286)
(40,000)	Philippine Long Distance Telephone Co. (ADR), strike price $72, expires 03/31/08	(202,724)
(18,500)	Philippine Long Distance Telephone Co. (ADR), strike price $75.40, expires 02/15/08	(29,707)
(79,000)	Piraeus Bank S.A., strike price 24.97 EUR, expires 04/01/08	(48,968)
(23,000)	Piraeus Bank S.A., strike price 28.09 EUR, expires 02/05/08	—
(65)	Potash Corp. of Saskatchewan, strike price $140, expires 03/24/08	(79,950)
(230)	Procter & Gamble Co., strike price $75, expires 02/22/08	(129)
(33,000)	Procter & Gamble Co., strike price $75.50, expires 03/05/08	(752)
(360)	Psychiatric Solutions, Inc., strike price $40, expires 03/24/08	(4,500)
(733,000)	PT Astra Intl. Tbk, strike price $29, expires 04/02/08	(158,695)
(35)	Public Service Enterprise Group, Inc., strike price $100, expires 02/18/08	(3,325)
(265)	Public Service Enterprise Group, Inc., strike price $100, expires 03/24/08	(70,888)
(48,200)	QBE Insurance Group Ltd., strike price 31.09 AUD, expires 05/07/08	(25,516)
(32,000)	QBE Insurance Group Ltd., strike price 31.66 AUD, expires 02/12/08	(481)
(60,000)	Repsol YPF S.A., strike price 25.71 EUR, expires 04/01/08	(31,016)
(91,000)	Repsol YPF S.A., strike price 27.45 EUR, expires 02/05/08	(1)
(15,000)	RWE AG, strike price 100.50 EUR, expires 04/01/08	(8,480)
(10,700)	RWE AG, strike price 95.17 EUR, expires 02/05/08	(110)
(50,000)	Scottish & Southern Energy Plc, strike price 16.61 GBP, expires 02/20/08	(8,137)

4

SCHEDULE OF INVESTMENTS as of January 31, 2008 (unaudited)	BlackRock World Investment Trust (BWC) (continued) (Percentages shown are based on Net Assets)

Contracts	Description	Value

	OUTSTANDING CALL OPTIONS WRITTEN— (cont’d)
(100,000)	Scottish & Southern Energy Plc, strike price 16.74 GBP, expires 03/04/08	$(20,896)
(299,200)	Shizuoka Bank Ltd. (The), strike price 1 JPY, expires 02/12/08	(3,523)
(26,000)	Siemens AG, strike price 102.18 EUR, expires 02/05/08	(4,068)
(93,100)	Sims Group Ltd., strike price 31.83 AUD, expires 05/07/08	(86,824)
(253,000)	Singapore Airlines Ltd., strike price 18.50 SGD, expires 02/26/08	(399)
(982,000)	Singapore Telecommunications Ltd., strike price 3.99 SGD, expires 02/12/08	(11,790)
(100,000)	Smiths Group Plc, strike price 10.27 GBP, expires 04/01/08	(61,321)
(42,500)	St. Jude Medical, Inc., strike price $44, expires 02/15/08	(8,521)
(160)	St. Jude Medical, Inc., strike price $45, expires 04/21/08	(15,600)
(250)	Starwood Hotels & Resorts Worldwide, Inc., strike price $50, expires 03/24/08	(22,500)
(310)	Stryker Corp., strike price $79, expires 02/22/08	(4,123)
(270)	Stryker Corp., strike price $80, expires 03/24/08	(2,700)
(185,000)	Sumitomo Corp., strike price 1 JPY, expires 02/26/08	(28,764)
(5,000)	Syngenta AG, strike price 279.14 CHF, expires 02/05/08	(61,804)
(670)	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR), strike price $10, expires 03/24/08	(13,400)
(350)	TELUS Corp., strike price 50 CAD, expires 02/18/08	(5,229)
(56,400)	TELUS Corp., strike price 52.10 CAD, expires 02/29/08	(640)
(24,000)	Total S.A., strike price 60.66 EUR, expires 04/01/08	(5,762)
(122,000)	Unilever N.V., strike price 25.13 EUR, expires 04/01/08	(34,623)
(116,600)	United Overseas Bank Ltd., strike price 18.85 SGD, expires 05/07/08	(50,828)
(370)	Varian Medical Systems, Inc., strike price $55, expires 02/18/08	(9,250)
(150)	Varian Medical Systems, Inc., strike price $55, expires 05/19/08	(34,125)
(425)	Vodafone Group Plc (ADR), strike price $40, expires 04/21/08	(22,313)
(1,160)	Vodafone Group Plc (ADR), strike price $40.50, expires 02/22/08	(3,410)
(37,900)	Wartsila Oyj, B Shares, strike price 53.12 EUR, expires 02/20/08	(6,685)
(240)	Waters Corp., strike price $80, expires 02/18/08	(16,800)
(52,900)	Yara Intl. ASA, strike price 200.03 NOK, expires 02/06/08	(617,044)
(89,500)	Yara Intl. ASA, strike price 234.52 NOK, expires 03/04/08	(604,228)
(26,700)	Yara Intl. ASA, strike price 279.25 NOK, expires 04/01/08	(78,641)
(520)	Yum! Brands, Inc., strike price $37, expires 03/28/08	(58,027)
(52,000)	Yum! Brands, Inc., strike price $39.66, expires 02/15/08	(1,030)

	Total Outstanding Call Options Written (premium received $16,077,227)	(9,528,975)

	OUTSTANDING PUT OPTIONS WRITTEN—(0.1)%
(34)	CME Group, Inc., strike price $600, expires 02/18/08	(43,860)
(195)	Dow Jones Euro Stoxx, strike price 3,500 EUR, expires 02/15/08	(53,778)

Contracts	Description	Value

	OUTSTANDING PUT OPTIONS WRITTEN— (cont’d)
(860)	Newmont Mining Corp., strike price $50, expires 02/18/08	$(53,750)
(220)	Potash Corp. of Saskatchewan, strike price $120, expires 02/18/08	(30,800)
(77)	S&P 500, strike price $1,250, expires 02/16/08	(25,410)
(195,000)	Sun Hung Kai Properties Ltd., strike price 151.80 HKD, expires 02/26/08	(221,440)
(9,800)	Syngenta AG, strike price 290.52 CHF, expires 02/14/08	(118,789)

	Total Outstanding Put Options Written (premium received $808,885)	(547,827)

	Total Outstanding Options Written (premium received $16,886,112)	(10,076,802)

Total investments net of outstanding options written—101.6%		$846,330,719
Liabilities in excess of other assets—(1.6)%		(12,992,228)

Net Assets—100.0%		$833,338,491

[1]	Security, or a portion thereof, pledged as collateral for outstanding options written.

[2]	Security, or a portion of security, is on loan.

[3]	Represents current yield as of January 31, 2008.

[4]	Represents an investment in an affiliate.

[5]	Security purchased with the cash proceeds from securities loaned.

[6]	Rate shown is the yield to maturity as of the date of purchase.

[7]

Cost for federal income tax purposes is $821,078,346. The net unrealized appreciation on a tax basis is $35,329,175, consisting of $69,256,525 gross unrealized appreciation and $33,927,350 gross unrealized depreciation.

KEY TO ABBREVIATIONS
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

5

Item 2 – Controls and Procedures

2(a) –    The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock World Investment Trust

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock World Investment Trust

Date: March 24, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock World Investment Trust

Date: March 24, 2008